Organization and Nature of Operations	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Nature of Operations

Note 1. Organization and Nature of Operations

Organization and Description of Business

Arxis, Inc. was incorporated as a Delaware corporation on October 3, 2025, for the purpose of effecting the reorganization transaction on April 16, 2026 as described below (the “Reorganization”). Prior to the Reorganization, Arxis, Inc. did not conduct any activities other than those incidental to its formation and the planning and execution of the Reorganization. See “Note 14. Equity” for further information on the Company’s outstanding capital stock following the Reorganization.

On April 16, 2026, the Company completed the Reorganization, pursuant to which wholly owned merger subsidiaries of Arxis, Inc. merged with and into Arcline Engineered Polymer Topco, L.P., Hawkeye TopCo, L.P., Connector TopCo, L.P., and Ovation TopCo, L.P. and certain of their respective wholly-owned subsidiaries (collectively, the “Arxis Businesses”), with the Arxis Businesses surviving and becoming wholly owned by Arxis, Inc. The Reorganization was accounted for as a transaction between entities under common control. Prior to April 16, 2026, the Arxis Businesses operated under common control.

Unless otherwise indicated or the context otherwise requires, references in these financial statements to “Arxis,” or the “Company,” refer to (i) Arxis, Inc. and its subsidiaries after the Reorganization on April 16, 2026, and (ii) the Arxis Businesses for periods prior to the Reorganization.

Arxis designs, manufactures, and sells highly engineered electronic and mechanical components primarily used in mission-critical applications. The Company serves diverse end markets including defense and space, commercial aerospace, and industrial technology, and operates highly specialized manufacturing facilities globally, with a focus on domestic manufacturing.

Initial Public Offering

In April 2026, the Company consummated its initial public offering (“IPO”), in which the Company issued and sold 46,575,000 shares of Class A common stock, $0.01 par value per share, at a public offering price of $28.00 per share. The Company received net proceeds from the IPO of $1,220,603 after deducting $61,945 of underwriting discounts and commissions and $21,552 of offering expenses. Prior to the IPO, the Company capitalized $14,402 of the offering expenses, which consisted of accounting, legal and other fees directly related to the IPO. In connection with the IPO, the deferred offering costs were reclassified to stockholders’ equity.

The Company used a portion of the net proceeds to prepay borrowings under the 2025 Term Loan, with the remainder to be used for working capital and other general corporate purposes. See “Note 11. Debt” for further information on the prepayment.

Note 1. Organization and Nature of Operations

Arcline Engineered Polymer Topco, L.P., Hawkeye TopCo, L.P., Connector TopCo, L.P., and Ovation TopCo, L.P. and certain of their respective wholly-owned subsidiaries (collectively, “Arxis”, the “Arxis Businesses” or “Company”) design, manufacture, and sell highly engineered electronic and mechanical components primarily used in mission-critical applications.

Arcline Engineered Polymer Topco, L.P., and its wholly-owned subsidiaries, operate as leading manufacturers of seals, gaskets, and metalized fabrics used primarily in aerospace and defense, medical device, and industrial products. Hawkeye TopCo, L.P., and its wholly-owned subsidiaries, operate as leading manufacturers of electrical components used primarily in aerospace and defense, consumer electronics, and medical device products. Connector TopCo, L.P., and its wholly-owned subsidiaries, operate as leading manufacturers of highly engineered electronic interconnect solutions used primarily in mission-critical applications in aerospace and defense, semiconductor, medical device, and commercial products. Ovation TopCo, L.P. and certain of its wholly-owned subsidiaries, operate as leading manufacturers of mechanical components used primarily in aerospace and defense, medical and specialized industrial products. Collectively, the Company serves diverse end markets including Defense and Space, Commercial Aerospace, and Industrial Technology, and operates highly specialized manufacturing facilities globally, with a focus on domestic manufacturing.

In 2020, Arcline Investment Management, L.P. (“Arcline”) brought Arcline Engineered Polymer Topco, L.P. and Hawkeye TopCo, L.P. under common control of a single Arcline-sponsored investment fund. On September 30, 2024, the Arxis Businesses were contributed to a newly-formed limited partnership series-entity, as the legal acquirer, in a reorganization which brought the Arxis Businesses under common control (the “Arxis Businesses Transaction”). A series-entity is a business structure dividing assets and liabilities amongst the individual Arxis Businesses, under a single master fund. Each of these series are insulated from others until such point that the businesses are formally contributed which has not occurred. The Arxis Businesses Transaction changed investors’ economic interests and ownership structure, which is accounted for as a business combination within the scope of ASC 805, Business Combinations (“ASC 805”). See “Note 3. Business Combinations” for further information on the Arxis Businesses Transaction.